Stock Options (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of exercise price
Fiscal 2020 Activity The Company granted stock options in the year ending August 31, 2020:

Quantity		Exercise Price $	Life (Years)
1,000,000		0.55	5
60,000		0.43	5
550,000		0.47	5
2,538,000		0.32	5
700,000	0.	0.34	5
4,848,000	(1)	0.39	5

(1) 3,962,000 have vested as at August 31, 2020, and 886,000 remain subject to vesting provisions.

Fiscal 2019 Activity

The Company granted stock options in the year ending August 31, 2019:

Quantity	Exercise Price $	Life (Years)
390,000(1)	1.27	5
240,000(1)	1.06	5
30,000(1)	1.16	5
350,000	0.99	5
440,000(1)	0.99	5
48,000(1)	0.96	5
100,000	0.81	5
450,000(1)	0.81	5
2,048,000	1.00

(1) Options granted vest over a period of three years

Schedule of stock options

	Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value $
Balance August 31, 2019	166,767	21.30
Cancelled/expired	(149,437)	29.51
Exercised	(7,333)	4.09
Granted	161,600	11.66
Balance August 31, 2020	171,596	11.17
Cancelled	(1,333)	12.90
Balance November 30, 2020 (Outstanding)	170,263	11.16	4.05	30,000
Balance November 30, 2020 (Exercisable)	146,231	10.51	4.05	30,000

	Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value $
Balance August 31, 2018	4,800,000	0.71
Expired/Cancelled	(1,415,000)	0.66
Exercised	(430,000)	0.15
Granted	2,048,000	1.00
Balance August 31, 2019	5,003,000	0.71
Expired/Cancelled	(4,483,000)	0.98
Exercised	(220,000)	0.14
Granted	4,848,000	0.39
Balance August 31, 2020 (Outstanding)	5,148,000	0.37	4.30	140,634
Balance August 31, 2020 (Exercisable)	4,262,000	0.34	4.29	136,853

Schedule of fair value of options granted
	August 31 2020	August 31 2019
Expected volatility	95%- 96%	100%- 144%
Risk-free interest rate	0.35%- 1.66%	1.42%- 2.89%
Expected life	5 years	5 years
Dividend yield	0%	0%
Estimated fair value per option	$0.31-$0.54	$0.60 - $1.07